Trade Accounts Receivable - Tabular Disclosure of Disaggregation of Trade Accounts Receivable (Detail) - PEN (S/) S/ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other current receivables [Line Items]
Trade and other receivables net	S/ 1,018,239	S/ 962,457
Healthcare services [Member]
Trade and other current receivables [Line Items]
Trade and other receivables net	S/ 1,018,239	S/ 962,457